Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Trade receivables	145,893	83,143	11,390

Schedule of Based on the Invoice Date and Net of Loss Allowance

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Within 45 days	145,893	54,484	7,464
45 to 120 days	-	28,659	3,926
Total	145,893	83,143	11,390